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                                               November 6, 2007



VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:      Alliance International Research Growth Fund, Inc.
                (File Nos. 333-41375 and 811-08527)

Ladies and Gentlemen:

          On behalf of the above-referenced AllianceBernstein Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on October 31, 2007. Sincerely,


                                               /s/ Michell G. Fishman
                                               --------------------------
                                                   Michell G. Fishman

SK 00250 0157 825888